NOTE 9 - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
NOTE 9 - RELATED PARTY TRANSACTIONS

NOTE 9 - RELATED PARTY TRANSACTIONS

Loans from Related Parties

The Company has a loan from our Founder with a balance of $428,177 at December 31, 2021 (December 31, 2020: $500,915). The loan is non-interest bearing and repayable on demand. During the year, the Company issued the single authorized share of the Special 2019 Series A Preferred Stock and converted 2 shares of Series B Preferred to 2,650 shares of common stock to the Founder in satisfaction of $60,000 and $6,000, respectively, of the amount owed to the Founder.

	December 31,	December 31,
	2021	2020
	$500,915	$518,955
Effects of currency translation	(6,738)	—
Loan Payable	494,177	518,955
Less: repayments	(66,000)	(18,040)
	$428,177	$500,915

During the year, the Company received a loan from a minority shareholder totaling $81,162. The loan is non-interest bearing and due for repayment on February 28, 2022.

During the fourth quarter of 2020, the Company received two loans from minority shareholders totaling $297,006. The loan of $245,234 was non-interest bearing and due for repayment on January 31, 2021. The loan of $51,772 carried an original interest rate of 20% and was due for repayment on December 31, 2020. In the year ended December 31, 2021 the Company repaid all outstanding loans from its minority shareholders as follows:

	December 31,	December 31,
	2021	2020
	$51,772	$51,772
	245,234	245,234
Effects of currency translation	6,062	—
Loan Payable	303,068	297,006

Add: additions	81,162	—
Less: repayments	(303,068)	—
	$81,162	$297,006

During the year ended December 31, 2021 and 2020, the Company received $81,162 and $297,006, respectively, in proceeds from related party loans and made repayments of $303,068 and $0, respectively.